Eaton Vance
California Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,370,659
Total Corporate Bonds (identified cost $2,080,000)		$ 2,370,659

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,578	$ 2,406,949
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,884,290)		$ 2,406,949

Tax-Exempt Municipal Obligations — 93.4%
Security	Principal Amount (000's omitted)	Value
Education — 3.6%
California Educational Facilities Authority, (Chapman University):
5.00%, 4/1/28	$395	$ 440,445
5.00%, 4/1/29	425	477,449
5.00%, 4/1/30	425	481,610
California Enterprise Development Authority, (The Thacher School):
4.00%, 9/1/32	425	447,721
4.00%, 9/1/34	400	414,000
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 1.81%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,000	4,956,300
California School Finance Authority, (Granada Hills Charter Obligated Group):
4.00%, 7/1/29(1)	310	309,489
4.00%, 7/1/38(1)	465	422,801
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	380	403,727
5.00%, 8/1/38(1)	2,500	2,574,975
California School Finance Authority, (KIPP SoCal Public Schools):
4.00%, 7/1/40(1)	800	749,240
Security	Principal Amount (000's omitted)	Value
Education (continued)
California School Finance Authority, (KIPP SoCal Public Schools): (continued)
5.00%, 7/1/25(1)	$105	$ 110,993
5.00%, 7/1/26(1)	110	117,493
5.00%, 7/1/27(1)	100	107,775
5.00%, 7/1/28(1)	100	108,493
5.00%, 7/1/29(1)	100	108,858
5.00%, 7/1/30(1)	100	108,878
California State University, 4.00%, 11/1/37	2,555	2,566,881
University of California, 5.00%, 5/15/35	4,215	4,522,442
		$ 19,429,570
Electric Utilities — 2.7%
Glendale, CA, Electric System Revenue, 5.00%, 2/1/38	$1,005	$ 1,066,958
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/26	2,090	2,312,439
5.00%, 7/1/27	1,000	1,125,220
5.00%, 7/1/27	1,080	1,215,238
5.00%, 7/1/28	1,000	1,138,870
5.00%, 7/1/43	2,750	3,089,597
Sacramento Municipal Utility District, CA, 5.00% to 10/15/25 (Put Date), 8/15/49	1,500	1,591,005
Southern California Public Power Authority, Green Bonds, 5.00%, 4/1/24	1,435	1,500,709
Vernon, CA, Electric System Revenue:
5.00%, 8/1/25	500	528,400
5.00%, 8/1/34	1,350	1,467,882
		$ 15,036,318
Escrowed/Prerefunded — 3.9%
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$ 1,137,157
Prerefunded to 11/15/25, 5.00%, 11/15/41	4,985	5,450,699
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	715	747,046
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/37	7,395	8,120,375
San Diego Community College District, CA, Prerefunded to 8/1/26, 4.00%, 8/1/34	4,500	4,812,885
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/39	890	949,648
		$ 21,217,810

Eaton Vance
California Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 29.2%
Albany Unified School District, CA, (Election of 2016):
4.00%, 8/1/35	$505	$ 515,267
4.00%, 8/1/36	110	110,833
4.00%, 8/1/37	345	346,542
4.00%, 8/1/38	315	315,365
Baldwin Park Unified School District, CA, (Election of 2018):
3.00%, 8/1/37	300	272,187
3.00%, 8/1/38	325	292,494
Brisbane School District, CA, (Election of 2020):
4.00%, 8/1/35	155	157,339
4.00%, 8/1/40	310	310,853
5.00%, 8/1/45	535	574,333
California:
1.34%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	3,000	3,000,090
4.00%, 3/1/36	10,150	10,239,523
5.00%, 10/1/24	2,065	2,200,464
5.00%, 3/1/25	5,410	5,821,106
5.00%, 8/1/25	1,845	2,003,449
5.00%, 10/1/25	10,000	10,897,700
5.00%, 9/1/26	1,425	1,580,695
5.00%, 10/1/26	1,230	1,366,616
5.00%, 4/1/35	2,000	2,230,660
5.00%, 4/1/42	1,750	1,888,635
Cerritos Community College District, CA, 5.00%, 8/1/25	3,360	3,558,206
Chino Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/27	1,000	1,070,100
5.00%, 8/1/38	950	1,066,423
5.00%, 8/1/39	900	1,008,414
Fremont Unified School District, CA, (Election of 2014):
5.00%, 8/1/24	4,520	4,789,482
5.00%, 8/1/25	3,450	3,734,521
Geyserville Unified School District, CA, (Election of 2020):
5.00%, 8/1/40	630	687,790
5.00%, 8/1/45	700	758,618
5.00%, 8/1/49	1,220	1,317,734
Liberty Union High School District, CA, (Election of 2016):
3.00%, 8/1/35	20	18,494
3.00%, 8/1/36	50	45,781
3.00%, 8/1/37	810	734,905
3.00%, 8/1/38	890	800,982
Long Beach Unified School District, CA, 5.00%, 8/1/26	2,000	2,205,880
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Long Beach Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	$1,275	$ 1,342,855
Los Angeles Community College District, CA, 5.00%, 8/1/25	5,890	6,386,704
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/37	2,215	2,222,354
Los Angeles Unified School District, CA, 5.00%, 7/1/26	1,075	1,187,682
Los Angeles, CA, 4.00%, 6/29/23(3)	5,000	5,096,800
Manteca Unified School District, CA, (Election of 2014), 4.00%, 8/1/35	500	508,880
Mariposa County Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	1,315	1,413,033
5.00%, 8/1/43	1,265	1,351,665
Mendocino Unified School District, CA, (Election of 2020), 4.00%, 8/1/40	500	495,600
Moreland School District, CA, (Election of 2020), 4.00%, 8/1/38	700	700,812
Mt. San Antonio Community College District, CA, (Election of 2008), Prerefunded to 6/1/25, 5.00%, 6/1/33	750	811,905
Mt. San Jacinto Community College District, CA, (Election of 2014), 3.00%, 8/1/34	850	812,634
Old Adobe Union School District, CA, (Election of 2018), 5.00%, 8/1/44	1,860	1,980,342
Orange Unified School District, CA, (Election of 2016):
5.00%, 8/1/41	3,380	3,870,370
5.00%, 8/1/42	1,315	1,501,796
Oxnard Union High School District, CA, (Election of 2018):
4.00%, 8/1/38	1,000	1,001,070
Prerefunded to 8/1/26, 5.00%, 8/1/35	1,805	2,001,925
Paso Robles Joint Unified School District, CA, (Election of 2016), 4.00%, 8/1/43	4,220	4,124,670
Pittsburg Unified School District, CA, (Election of 2014):
5.00%, 8/1/40	1,235	1,313,435
5.00%, 8/1/42	1,545	1,639,539
Placer Union High School District, CA, (Election of 2018), 5.00%, 8/1/45	2,675	2,906,628
Puerto Rico:
0.00%, 7/1/24	59	54,426
0.00%, 7/1/33	229	128,825
4.00%, 7/1/33	178	163,288
4.00%, 7/1/35	160	143,513
4.00%, 7/1/37	137	121,721
5.25%, 7/1/23	99	101,087
5.625%, 7/1/27	196	208,958
5.625%, 7/1/29	793	852,960

Eaton Vance
California Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.75%, 7/1/31	$187	$ 205,146
San Bruno Park School District, CA, (Election of 2018):
4.375%, 8/1/49	1,250	1,258,638
5.00%, 8/1/53	8,000	8,843,600
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds:
4.00%, 8/1/34	2,250	2,335,500
5.00%, 8/1/35	250	282,653
San Francisco City and County, CA:
5.00%, 6/15/25	3,750	4,062,975
5.00%, 6/15/26	5,000	5,529,300
5.00%, 6/15/27	5,000	5,631,600
San Francisco Unified School District, CA, (Election of 2016):
5.00%, 6/15/24	2,250	2,379,330
5.00%, 6/15/25	1,125	1,215,866
San Luis Coastal Unified School District, CA, (Election of 2014):
Prerefunded to 8/1/26, 5.00%, 8/1/36	3,550	3,849,052
Prerefunded to 8/1/26, 5.00%, 8/1/37	1,835	1,985,158
San Rafael City Elementary School District, CA, (Election of 2015), 5.00%, 8/1/38	500	548,990
Santa Monica-Malibu Unified School District, CA, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	817,706
Sonoma Valley Unified School District, CA, (Election of 2016), 4.00%, 8/1/37	750	752,933
Tahoe-Truckee Unified School District, CA, (Election of 2014):
5.00%, 8/1/33	500	541,895
5.00%, 8/1/36	1,000	1,080,240
West Sonoma County Union High School District, CA, (Election of 2018):
5.00%, 8/1/37	500	551,140
5.00%, 8/1/40	1,125	1,234,035
5.00%, 8/1/43	1,000	1,091,570
Westminster School District, CA, (Election of 2016):
5.00%, 8/1/38	400	431,068
5.00%, 8/1/38	1,325	1,485,378
5.00%, 8/1/39	585	629,793
5.00%, 8/1/41	1,150	1,283,618
5.00%, 8/1/42	1,000	1,071,020
		$159,465,162
Security	Principal Amount (000's omitted)	Value
Hospital — 8.4%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,415	$ 3,232,024
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center):
4.00%, 8/15/39	5,305	5,309,085
5.00%, 11/15/29	3,000	3,216,120
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	742,424
5.00%, 11/15/35	1,050	1,060,416
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/38	8,915	8,871,673
California Health Facilities Financing Authority, (Lucile Packard Children's Hospital at Stanford):
5.00%, 5/15/26	1,000	1,086,260
5.00%, 8/15/32	1,210	1,282,382
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,218,736
California Health Facilities Financing Authority, (Providence St. Joseph Health):
5.00%, 10/1/30	400	426,456
5.00% to 10/1/27 (Put Date), 10/1/39	2,275	2,493,673
California Health Facilities Financing Authority, (St. Joseph Health System), Prerefunded to 7/1/23, 5.00%, 7/1/33	1,500	1,548,015
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/26	1,270	1,390,586
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	838,360
5.00%, 11/1/25	200	208,690
5.00%, 11/1/26	500	536,570
5.00%, 11/1/27	165	171,272
5.00%, 11/1/30	150	154,229
Series 2017A, 5.00%, 11/1/25	800	849,536
California Public Finance Authority, (Henry Mayo Newhall Hospital):
4.00%, 10/15/25	390	399,243
4.00%, 10/15/26	415	424,632
5.00%, 10/15/33	425	440,946
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,052,000
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/49	5,000	5,027,050
		$ 45,980,378
Housing — 0.8%
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	$1,205	$ 1,044,928

Eaton Vance
California Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Union City Tropics), 5.00%, 5/15/48	$2,000	$ 2,069,000
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,725	1,467,009
		$ 4,580,937
Industrial Development Revenue — 2.5%
California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A2, (AMT), 2.00% to 7/15/22 (Put Date), 11/1/42(1)(4)	$10,000	$ 9,999,800
California Pollution Control Financing Authority, (Waste Management, Inc.):
(AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,477,050
(AMT), 3.375%, 7/1/25	1,000	991,710
		$ 13,468,560
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	$125	$ 125,271
(NPFG), 5.25%, 7/1/22	1,500	1,500,000
(NPFG), 5.25%, 7/1/32	2,100	2,138,220
Series QQ, (NPFG), 5.00%, 7/1/22	180	180,000
Series RR, (NPFG), 5.00%, 7/1/22	140	140,000
Series RR, (NPFG), 5.00%, 7/1/24	300	300,651
Series SS, (NPFG), 5.00%, 7/1/24	130	130,282
		$ 4,514,424
Insured - Escrowed / Prerefunded — 0.3%
Compton Community College District, CA, (Election of 2014), (BAM), Prerefunded to 8/1/26, 5.00%, 8/1/36	$1,690	$ 1,874,379
		$ 1,874,379
Insured - General Obligations — 5.8%
ABC Unified School District, CA, (Election of 1997), (NPFG), 0.00%, 8/1/25	$2,035	$ 1,876,982
Alameda Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/26	1,000	890,260
Bakersfield City School District, CA, (Election of 2016):
(BAM), 4.00%, 11/1/34	560	584,427
(BAM), 4.00%, 11/1/35	635	651,046
Center Joint Unified School District, CA, (Election of 2008):
(BAM), 3.00%, 8/1/36	530	475,071
(BAM), 3.00%, 8/1/41	500	418,985
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Cotati-Rohnert Park Unified School District, CA, (Election of 2016):
(AGM), 5.00%, 8/1/33	$710	$ 766,367
(AGM), 5.00%, 8/1/34	825	890,390
(AGM), 5.00%, 8/1/35	955	1,030,321
(AGM), 5.00%, 8/1/36	1,015	1,092,404
(AGM), 5.00%, 8/1/37	1,135	1,217,934
(AGM), 5.00%, 8/1/38	1,175	1,256,945
Galt Joint Union High School District, CA, (Election of 2016):
(BAM), 5.00%, 8/1/37	500	536,535
(BAM), 5.00%, 8/1/38	500	534,870
(BAM), 5.00%, 8/1/43	1,000	1,059,880
Modesto High School District Stanislaus County, CA, (Election of 2001), (NPFG), 0.00%, 8/1/24	1,375	1,308,244
Mountain View School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/38	375	371,891
Pittsburg Unified School District Financing Authority, CA, (AGM), 5.00%, 9/1/47	7,000	7,569,100
Rio Elementary School District, CA, (Election of 2018):
(AGM), 5.00%, 8/1/39	555	598,223
(BAM), 5.00%, 8/1/47	1,750	1,884,628
San Leandro Unified School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,094,520
Santa Rosa High School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/33	1,260	1,318,640
Ukiah Unified School District, CA, (Election of 2020):
(AGM), 5.00%, 8/1/34	800	883,952
(AGM), 5.00%, 8/1/36	1,025	1,129,263
(AGM), 5.00%, 8/1/40	1,000	1,088,860
(AGM), 5.00%, 8/1/42	1,085	1,176,509
Winters Joint Unified School District, CA, (Election of 2018), (AGM), 4.00%, 8/1/39	250	246,945
		$ 31,953,192
Insured - Special Tax Revenue — 1.7%
Lake Elsinore School Financing Authority, CA:
(BAM), 5.00%, 10/1/36	$1,570	$ 1,758,588
(BAM), 5.00%, 10/1/37	470	524,370
Murrieta Financing Authority, CA:
(BAM), 5.00%, 9/1/25	1,000	1,080,190
(BAM), 5.00%, 9/1/27	1,275	1,422,313
(BAM), 5.00%, 9/1/28	1,000	1,123,910
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	1,000	967,430
(BAM), 4.00%, 9/1/42	1,000	963,950

Eaton Vance
California Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/41	$1,320	$ 1,402,474
		$ 9,243,225
Insured - Transportation — 3.1%
Alameda Corridor Transportation Authority, CA:
(AGM), 5.00%, 10/1/37	$5,075	$ 5,327,989
(AGM), (AMBAC), 0.00%, 10/1/26	10,000	8,660,400
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,125	1,136,160
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	1,800	1,744,488
		$ 16,869,037
Lease Revenue/Certificates of Participation — 0.8%
Riverside County, CA, Tax and Revenue Anticipation Notes, 5.00%, 6/30/23(3)	$4,000	$ 4,116,520
		$ 4,116,520
Other Revenue — 2.0%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/33	$1,740	$ 1,799,021
5.00%, 11/1/34	1,290	1,333,254
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 1.26%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	7,380	7,292,916
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	465,797
		$ 10,890,988
Senior Living/Life Care — 1.4%
California Municipal Finance Authority, (HumanGood - California Obligated Group):
4.00%, 10/1/34	$755	$ 755,370
4.00%, 10/1/37	3,300	3,263,997
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,015,940
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	575	535,037
California Statewide Communities Development Authority, (American Baptist Homes of the West):
5.00%, 10/1/23	500	515,635
5.00%, 10/1/26	500	531,610
5.00%, 10/1/27	780	826,223
		$ 7,443,812
Security	Principal Amount (000's omitted)	Value
Solid Waste — 0.1%
Yolo County Public Agencies Financing Authority, CA, Solid Waste Revenue, 4.00%, 12/1/35	$500	$ 510,310
		$ 510,310
Special Tax Revenue — 3.8%
Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$ 1,573,068
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
3.00%, 9/1/24	130	128,813
4.00%, 9/1/34	115	111,507
4.00%, 9/1/35	185	178,329
4.00%, 9/1/36	195	187,058
4.00%, 9/1/37	215	205,172
4.00%, 9/1/38	230	217,378
4.00%, 9/1/39	165	154,857
Fontana Community Facilities District No. 90, CA, (Summit at Rosena Phase One):
3.00%, 9/1/23	435	436,005
3.00%, 9/1/24	150	148,721
4.00%, 9/1/26	125	127,338
4.00%, 9/1/27	125	127,206
4.00%, 9/1/28	130	131,379
4.00%, 9/1/29	135	135,478
4.00%, 9/1/30	135	133,720
4.00%, 9/1/32	150	146,819
4.00%, 9/1/33	205	199,401
4.00%, 9/1/41	600	551,922
4.00%, 9/1/46	975	872,430
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	580	594,274
5.00%, 9/1/31	465	475,797
5.00%, 9/1/33	545	556,450
5.00%, 9/1/35	1,150	1,215,182
5.00%, 9/1/38	1,000	1,051,770
Series 2014, 5.00%, 9/1/32	450	460,031
Series 2014, 5.00%, 9/1/34	360	367,243
Series 2018, 5.00%, 9/1/32	625	662,969
Series 2018, 5.00%, 9/1/34	765	809,485
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area), 5.00%, 9/1/23	520	521,264
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,624,935
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	805	793,303

Eaton Vance
California Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	$150	$ 149,694
4.00%, 9/1/27	130	133,589
4.00%, 9/1/29	185	187,847
4.00%, 9/1/33	125	121,155
4.00%, 9/1/36	175	166,805
4.00%, 9/1/39	200	187,024
4.00%, 9/1/41	175	160,977
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch):
5.00%, 8/15/27	515	528,555
5.00%, 8/15/28	775	795,297
Successor Agency to San Francisco City and County Redevelopment Agency, CA, 5.00%, 8/1/37	1,630	1,749,104
Woodland, CA, Special Tax Revenue Facilities No. 2004-1, 4.00%, 9/1/36	1,630	1,558,264
		$ 20,637,615
Transportation — 17.5%
Alameda Corridor Transportation Authority, CA:
5.00%, 10/1/36	$2,250	$ 2,324,227
5.00%, 10/1/37	2,200	2,269,564
Bay Area Toll Authority, CA, (San Francisco Bay Area):
1.19%, (SIFMA + 0.28%), 4/1/24 (Put Date), 4/1/56(2)	2,500	2,486,975
1.21%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(2)	5,000	4,835,950
1.36%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	800	783,976
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,000	1,000,000
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/36	2,570	2,635,406
(AMT), 5.00%, 12/31/43	1,895	1,912,358
(AMT), 5.00%, 12/31/47	2,200	2,210,296
Long Beach, CA, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	544,320
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/23	1,000	1,024,840
(AMT), 5.00%, 5/15/24	3,750	3,926,625
(AMT), 5.00%, 5/15/24	1,000	1,047,100
(AMT), 5.00%, 5/15/25	1,500	1,602,345
(AMT), 5.00%, 5/15/25	1,185	1,265,853
(AMT), 5.00%, 5/15/26	4,000	4,346,600
(AMT), 5.00%, 5/15/26	4,725	5,134,421
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport): (continued)
(AMT), 5.00%, 5/15/27	$1,230	$ 1,357,625
(AMT), 5.00%, 5/15/28	1,310	1,454,886
(AMT), 5.00%, 5/15/29	1,000	1,118,140
(AMT), 5.00%, 5/15/41	1,660	1,709,119
(AMT), 5.00%, 5/15/46	4,500	4,629,195
Los Angeles Harbor Department, CA:
4.00%, 8/1/36	1,005	1,009,995
(AMT), 5.00%, 8/1/28	2,145	2,235,927
Orange County Transportation Authority, CA, 5.00%, 10/15/24	6,285	6,710,746
Port of Oakland, CA, (AMT), 5.00%, 5/1/27	1,250	1,367,663
San Diego County Regional Airport Authority, CA:
5.00%, 7/1/51	4,000	4,207,880
(AMT), 5.00%, 7/1/22	500	500,000
(AMT), 5.00%, 7/1/30	1,000	1,068,310
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/26	3,105	3,379,047
(AMT), 5.00%, 5/1/41	4,905	5,095,412
(AMT), 5.00%, 5/1/44	2,000	2,089,260
(AMT), 5.00%, 5/1/44	2,465	2,509,543
(AMT), 5.00%, 5/1/46	2,330	2,404,560
(AMT), 5.00%, 5/1/48	5,000	5,175,450
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/37	1,735	1,805,961
(AMT), 5.00%, 3/1/41	3,000	3,107,370
(AMT), 5.00%, 3/1/47	3,000	3,087,750
		$ 95,374,695
Water and Sewer — 5.0%
California Department of Water Resources, 5.00%, 12/1/24	$1,260	$ 1,349,838
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/32	1,500	1,600,290
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/25	2,000	2,164,500
Metropolitan Water District of Southern California:
1.05%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(2)	14,330	14,297,328
5.00%, 10/1/26	6,250	6,962,937
Orange County Water District, CA, 5.00%, 8/15/33	200	227,924

Eaton Vance
California Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Ross Valley Public Financing Authority, CA, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	$500	$ 520,290
Upper Santa Clara Valley Joint Powers Authority, CA, 5.00%, 8/1/36	300	330,864
		$ 27,453,971
Total Tax-Exempt Municipal Obligations (identified cost $516,417,604)		$510,060,903

Taxable Municipal Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,885	$ 2,641,073
California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	205	196,878
		$ 2,837,951
General Obligations — 0.7%
Ohlone Community College District, CA, 2.243%, 8/1/33	$220	$ 186,410
Ojai Unified School District, CA, 2.019%, 8/1/31	480	406,306
Palmdale School District, CA, 1.67%, 8/1/29	500	436,375
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	888	442,666
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	998,131
Tustin Unified School District, CA:
1.954%, 8/1/33	590	478,230
2.649%, 8/1/42	1,125	849,780
		$ 3,797,898
Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 4,216,120
		$ 4,216,120
Housing — 0.6%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$ 603,167
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park): (continued)
3.20%, 6/15/56	$3,685	$ 2,572,388
		$ 3,175,555
Insured - General Obligations — 0.5%
Byron Union School District, CA:
(BAM), 2.10%, 8/1/30	$345	$ 296,269
(BAM), 2.20%, 8/1/31	380	322,149
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	500	402,235
Oak Grove School District, CA:
(BAM), 2.397%, 8/1/34	275	226,487
(BAM), 2.497%, 8/1/35	285	232,705
(BAM), 2.597%, 8/1/36	290	234,990
Sanger Unified School District, CA, (BAM), 2.371%, 8/1/35	445	355,435
Santa Rosa High School District, CA:
(BAM), 1.676%, 8/1/28	255	226,243
(BAM), 1.932%, 8/1/29	220	193,917
		$ 2,490,430
Insured - Special Tax Revenue — 0.7%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 870,960
(BAM), 2.307%, 9/1/31	1,500	1,271,850
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.388%, 8/1/22	955	955,936
Successor Agency to West Hollywood Community Development Commission, CA:
(AGM), 1.668%, 9/1/28	400	356,872
(AGM), 1.847%, 9/1/29	385	340,394
		$ 3,796,012
Insured - Transportation — 0.1%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	$740	$ 605,276
		$ 605,276
Lease Revenue/Certificates of Participation — 0.3%
Downey, CA, Pension Obligation Bonds:
1.95%, 6/1/31	$185	$ 154,173
2.05%, 6/1/32	850	696,728
Monterey Park, CA, Pension Obligation Bonds:
2.193%, 6/1/33	560	460,572

Eaton Vance
California Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Monterey Park, CA, Pension Obligation Bonds: (continued)
2.293%, 6/1/34	$750	$ 606,060
		$ 1,917,533
Other Revenue — 0.2%
Manhattan Beach, CA, Pension Obligation Bonds:
2.141%, 1/1/30	$400	$ 355,672
2.241%, 1/1/31	400	352,056
2.491%, 1/1/33	675	588,236
		$ 1,295,964
Special Tax Revenue — 0.4%
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	$800	$ 751,872
Successor Agency to San Diego Redevelopment Agency, CA:
3.25%, 9/1/22	250	250,407
3.375%, 9/1/23	250	249,967
3.50%, 9/1/24	250	248,828
3.625%, 9/1/25	250	248,463
3.75%, 9/1/26	250	248,570
		$ 1,998,107
Total Taxable Municipal Obligations (identified cost $29,824,055)		$ 26,130,846
Total Investments — 99.0% (identified cost $551,205,949)		$540,969,357
Other Assets, Less Liabilities — 1.0%		$ 5,451,009
Net Assets — 100.0%		$546,420,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $21,331,967 or 3.9% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(3)	When-issued security.
(4)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 13.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
California Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,370,659	$ —	$ 2,370,659
Tax-Exempt Mortgage-Backed Securities	—	2,406,949	—	2,406,949
Tax-Exempt Municipal Obligations	—	510,060,903	—	510,060,903
Taxable Municipal Obligations	—	26,130,846	—	26,130,846
Total Investments	$ —	$540,969,357	$ —	$540,969,357
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.